[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                       Annual Report

                       December 31, 2001

                       Mercury
                       QA Large Cap
                       Growth Fund
                       of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX (UNAUDITED)

As a Percentage of Net Assets as of December 31, 2001.*

A pie chart depicting portfolio composition according to regional representation for the period ended December 31, 2001.

United States--99.0%

Netherlands--0.5%

*     Total may not equal 100%.

AS OF DECEMBER 31, 2001 (UNAUDITED)

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
General Electric Company                                                 7.9%
--------------------------------------------------------------------------------
Microsoft Corporation                                                    7.3
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                    5.5
--------------------------------------------------------------------------------
Pfizer Inc.                                                              5.3
--------------------------------------------------------------------------------
Intel Corporation                                                        4.7
--------------------------------------------------------------------------------
International Business Machines Corporation                              3.8
--------------------------------------------------------------------------------
Johnson & Johnson                                                        3.6
--------------------------------------------------------------------------------
American International Group, Inc.                                       3.1
--------------------------------------------------------------------------------
Merck & Co., Inc.                                                        2.7
--------------------------------------------------------------------------------
The Home Depot, Inc.                                                     2.5
--------------------------------------------------------------------------------

Five Largest                                                          Percent of
Industries                                                            Net Assets
--------------------------------------------------------------------------------
Pharmaceuticals                                                          14.6%
--------------------------------------------------------------------------------
Retail                                                                    9.2
--------------------------------------------------------------------------------
Electrical Equipment                                                      8.2
--------------------------------------------------------------------------------
Software                                                                  7.6
--------------------------------------------------------------------------------
Computer Services/Software                                                6.7
--------------------------------------------------------------------------------


             December 31, 2001 (2) Mercury QA Large Cap Growth Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report for Mercury QA Large Cap Growth Fund. For the 12 months ended December 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -13.85%, -14.00%, -14.74% and -14.72%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 - 7 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's/Barra Growth Index had a total return of -12.73% for the same period.

The Fund is a diversified portfolio of large cap growth stocks. During 2001, the Fund had a negative performance overall but outperformed many of its peer funds. Holdings of Wal-Mart Stores, Inc. (+8%) and Microsoft Corporation (+52%) both proved strong. In addition, the decision not to hold technology companies such as Cisco Systems Inc. and QUALCOMM, Incorporated proved beneficial. However, the Fund was hurt by negative performance of such large company names as General Electric Company (-16%) and American Express Company (-35%).

Economic Environment

Looking ahead, there are plenty of reasons for measured confidence in 2002. The average length of the nine recessions since World War II has been 11 months while the longest recession lasted 16 months. Based on the historical average, the current recession would end in February and based on the longer scenario, it could last until July. Low short-term interest rates are encouraging people to refinance their mortgages and buy cars, and fuel prices are also relatively low. The Dow Jones Industrial Average finished the year above 10,000, an important psychological barrier for investors, and though the NASDAQ Composite Index did not exceed the 2,000 mark, the fourth quarter of 2001 was its best three-month performance, second only to the last quarter of 1999 when the Internet bubble was nearing its peak. In addition, consumer confidence rose to a four-month high in December, the biggest one-month surge in four years. That leap stands in stark contrast to December 2000, when consumer confidence registered the fourth largest one-month drop since 1978.

The news is not all good, of course. In addition to high valuations and weak corporate earnings, corporations will not likely make sizeable capital investments anytime soon. Unemployment is expected to continue to rise and consumers remain deeply in debt. The US economic stimulus package has been held up by partisan politics, which only shows signs of escalating. Indeed, as focus shifts away from the war on terrorism, party leaders are pointing fingers of blame for the recession. President Bush has acknowledged that, following on the heels of the largest budget surplus ever in 2000, there may be a


             December 31, 2001 (3) Mercury QA Large Cap Growth Fund budget deficit this year, the first since 1997. Furthermore, we are still at war and the possibility of another terrorist attack remains. Finally, there is no shortage of economic upheaval overseas and the shock waves from the collapse of Argentina's economy may yet affect the United States.

In Conclusion

On January 14, 2002, the Fund's Board of Directors approved a proposal to liquidate the Fund and terminate its operations. The Fund accordingly is expected to liquidate on or about March 28, 2002. We thank you for your support of Mercury QA Large Cap Growth Fund.

Sincerely,


/s/ Terry K. Glenn                                /s/ Philip Green

Terry K. Glenn                                    Philip Green
President and Director                            Senior Vice President and
                                                  Portfolio Manager

February 12, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             December 31, 2001 (4) Mercury QA Large Cap Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver and reimbursement, the Fund's performance would have been lower.


             December 31, 2001 (5) Mercury QA Large Cap Growth Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Mercury QA Large Cap Growth Fund's Class I, Class A, Class B & Class C
Shares

Two line graphs depicting the growth of an investment in the Mercury QA Large Cap Growth Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the S&P/Barra Growth Index. Values are from June 2, 2000 to December 2001.

                                                6/02/00**      12/00       12/01
Mercury QA Large Cap Growth Fund+--
Class I Shares*                                  $ 9,475      $7,182      $6,187
Class A Shares*                                  $ 9,475      $7,173      $6,169
Class B Shares*                                  $10,000      $7,530      $6,163
Class C Shares*                                  $10,000      $7,540      $6,430

                                                6/30/00**      12/00       12/01

S&P/Barra Growth Index ++                        $10,000      $7,596      $6,629

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies.
++ This unmanaged broad-based Index is comprised of all the stocks in the S&P 500 Index that have high price-to-book ratios. The starting date for the Index in the graphs is from 6/30/00.

      Past performance is not indicative of future results.


             December 31, 2001 (6) Mercury QA Large Cap Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                                   % Return            % Return
                                                 Without Sales        With Sales
Class I Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------
One Year Ended
12/31/01                                            -13.85%             -18.38%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/01                                    -23.63              -26.19
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                   % Return            % Return
                                                 Without Sales        With Sales
Class A Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------
One Year Ended
12/31/01                                            -14.00%             -18.52%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/01                                    -23.78              -26.34
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                   % Return            % Return
                                                 Without Sales        With Sales
Class B Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------
One Year Ended
12/31/01                                            -14.74%             -18.15%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/01                                    -24.45              -26.37
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return            % Return
                                                 Without Sales        With Sales
Class C Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------
One Year Ended
12/31/01                                            -14.72%             -15.57%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 12/31/01                                    -24.37              -24.37
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS

                                     6-Month        12-Month     Since Inception
As of December 31, 2001           Total Return    Total Return    Total Return
--------------------------------------------------------------------------------
Class I*                             - 3.83%         -13.85%         -34.70%
--------------------------------------------------------------------------------
Class A*                             - 3.84          -14.00          -34.90
--------------------------------------------------------------------------------
Class B*                             - 4.32          -14.74          -35.80
--------------------------------------------------------------------------------
Class C*                             - 4.17          -14.72          -35.70
--------------------------------------------------------------------------------
S&P/Barra Growth**                   - 1.90          -12.73          -33.71
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.

** This unmanaged broad-based Index is comprised of all the stocks in the S&P 500 Index that have high price-to-book ratios. Since inception total return is from 6/30/00.


             December 31, 2001 (7) Mercury QA Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

                                                                                 In US Dollars
                                                                            -----------------------
                       Shares                                                            Percent of
Industries              Held                  Common Stocks                    Value     Net Assets
---------------------------------------------------------------------------------------------------
NETHERLANDS
===================================================================================================
Food Products           3,000    Unilever NV (NY Registered Shares)         $  172,830       0.5%
---------------------------------------------------------------------------------------------------
                                 Total Common Stocks in the Netherlands
                                 (Cost--$171,152)                              172,830       0.5
---------------------------------------------------------------------------------------------------

UNITED STATES
===================================================================================================
Advertising             2,600    The Interpublic Group of Companies, Inc.       76,804       0.2
---------------------------------------------------------------------------------------------------
Air Transport           1,300    Omnicom Group Inc.                            116,155       0.4
---------------------------------------------------------------------------------------------------
Application             3,400   +Siebel Systems, Inc.                           95,132       0.3
Development
Software
---------------------------------------------------------------------------------------------------
Banks                   4,400    The Bank of New York Company, Inc.            179,520       0.6
                        3,400    Fifth Third Bancorp                           209,372       0.7
                        2,800    Mellon Financial Corporation                  105,336       0.3
                          100    Northern Trust Corporation                      6,022       0.0
                                                                            -----------------------
                                                                               500,250       1.6
---------------------------------------------------------------------------------------------------
Beverages               5,600    Anheuser-Busch Companies, Inc.                253,176       0.8
                       13,200    The Coca-Cola Company                         622,380       2.0
                        9,360    PepsiCo, Inc.                                 455,738       1.4
                                                                            -----------------------
                                                                             1,331,294       4.2
---------------------------------------------------------------------------------------------------
Biotechnology           1,000   +Genzyme Corporation                            59,860       0.2
                        2,700   +Immunex Corporation                            74,817       0.2
                        1,000   +MedImmune, Inc.                                46,350       0.2
                                                                            -----------------------
                                                                               181,027       0.6
---------------------------------------------------------------------------------------------------
Chemicals               8,700    Pharmacia Corporation                         371,055       1.2
---------------------------------------------------------------------------------------------------
Commercial              1,400    Cintas Corporation                             67,746       0.2
Services &              3,400   +Concord EFS, Inc.                             111,452       0.4
Supplies                1,200   +Convergys Corporation                          44,988       0.1
                          900    Ecolab Inc.                                    36,225       0.1
                        2,700    First Data Corporation                        211,815       0.7
                        1,300    H & R Block, Inc.                              58,110       0.2
                          100   +Robert Half International Inc.                  2,670       0.0
                        4,200    SYSCO Corporation                             110,124       0.3
                                                                            -----------------------
                                                                               643,130       2.0
---------------------------------------------------------------------------------------------------
Communications          3,800   +QUALCOMM Incorporated                         191,900       0.6
---------------------------------------------------------------------------------------------------
Communications         37,900   +Cisco Systems, Inc.                           686,369       2.2
Equipment
---------------------------------------------------------------------------------------------------


             December 31, 2001 (8) Mercury QA Large Cap Growth Fund

                                                                                 In US Dollars
                                                                            -----------------------
                       Shares                                                            Percent of
Industries              Held                  Common Stocks                    Value     Net Assets
---------------------------------------------------------------------------------------------------
UNITED STATES (continued)
===================================================================================================
Computer               12,600   +EMC Corporation                            $  169,344       0.5%
Services/Software      10,000    International Business Machines
                                   Corporation                               1,209,600       3.8
                       38,300   +Oracle Corporation                            528,923       1.7
                        2,600    Paychex, Inc.                                  91,104       0.3
                        2,700   +VERITAS Software Corporation                  121,014       0.4
                                                                            -----------------------
                                                                             2,119,985       6.7
---------------------------------------------------------------------------------------------------
Computers &            15,100   +Dell Computer Corporation                     410,418       1.3
Peripherals            19,300   +Sun Microsystems, Inc.                        238,162       0.7
                                                                            -----------------------
                                                                               648,580       2.0
---------------------------------------------------------------------------------------------------
Consumer--Goods         7,000    The Gillette Company                          233,800       0.8
                          200    The TJX Companies, Inc.                         7,972       0.0
                                                                            -----------------------
                                                                               241,772       0.8
---------------------------------------------------------------------------------------------------
Containers &              300   +Sealed Air Corporation                         12,246       0.0
Packaging
---------------------------------------------------------------------------------------------------
Cosmetics               1,600    Avon Products, Inc.                            74,400       0.2
---------------------------------------------------------------------------------------------------
Diversified             6,500    The Charles Schwab Corporation                100,555       0.3
Financials              7,300    Fannie Mae                                    580,350       1.9
                        1,900    State Street Corporation                       99,275       0.3
                                                                            -----------------------
                                                                               780,180       2.5
---------------------------------------------------------------------------------------------------
Electrical Equipment   62,300    General Electric Company                    2,496,984       7.9
                        2,400    Linear Technology Corporation                  93,696       0.3
                                                                            -----------------------
                                                                             2,590,680       8.2
---------------------------------------------------------------------------------------------------
Electronic              2,400   +Maxim Integrated Products, Inc.               126,024       0.4
Components
---------------------------------------------------------------------------------------------------
Electronic                300    Millipore Corporation                          18,210       0.1
Equipment &
Instruments
---------------------------------------------------------------------------------------------------
Electronics             2,600   +Analog Devices, Inc.                          115,414       0.4
                       47,600    Intel Corporation                           1,497,020       4.7
                        2,500   +Xilinx, Inc.                                   97,625       0.3
                                                                            -----------------------
                                                                             1,710,059       5.4
---------------------------------------------------------------------------------------------------
Financial Services        500    Dow Jones & Company, Inc.                      27,365       0.1
                        1,200    USA Education Inc.                            100,824       0.3
                                                                            -----------------------
                                                                               128,189       0.4
---------------------------------------------------------------------------------------------------
Food & Beverage         2,100    Campbell Soup Company                          62,727       0.2
---------------------------------------------------------------------------------------------------
Food Products           1,100    Wm. Wrigley Jr. Company                        56,507       0.2
---------------------------------------------------------------------------------------------------


             December 31, 2001 (9) Mercury QA Large Cap Growth Fund

                                                                                 In US Dollars
                                                                            -----------------------
                       Shares                                                            Percent of
Industries              Held                  Common Stocks                    Value     Net Assets
---------------------------------------------------------------------------------------------------
UNITED STATES (continued)
===================================================================================================
Foods                   1,800    General Mills, Inc.                        $   93,618       0.3%
                        1,800    H.J. Heinz Company                             74,016       0.2
                        2,100    Kellogg Company                                63,210       0.2
                        4,100    Sara Lee Corporation                           91,143       0.3
                                                                            -----------------------
                                                                               321,987       1.0
---------------------------------------------------------------------------------------------------
Health Care             1,800    IMS Health Incorporated                        35,118       0.1
---------------------------------------------------------------------------------------------------
Health Care             1,000    Applera Corporation--Applied                   39,270       0.1
Equipment &                        Biosystems Group
Supplies                1,400    Biomet, Inc.                                   43,260       0.1
                        2,000   +Boston Scientific Corporation                  48,240       0.2
                          400   +St. Jude Medical, Inc.                         31,060       0.1
                        1,000    Stryker Corporation                            58,370       0.2
                                                                            -----------------------
                                                                               220,200       0.7
---------------------------------------------------------------------------------------------------
Health Care             2,000    UnitedHealth Group Incorporated               141,540       0.4
Providers & Services
---------------------------------------------------------------------------------------------------
Hospital Supplies       9,900    Abbott Laboratories                           551,925       1.8
                        3,100    Baxter International Inc.                     166,253       0.5
                                                                            -----------------------
                                                                               718,178       2.3
---------------------------------------------------------------------------------------------------
Household Products      3,900    Colgate-Palmolive Company                     225,225       0.7
                        4,000    Kimberly-Clark Corporation                    239,200       0.8
                        9,000    The Procter & Gamble Company                  712,170       2.2
                                                                            -----------------------
                                                                             1,176,595       3.7
---------------------------------------------------------------------------------------------------
IT Consulting &         3,300    Electronic Data Systems Corporation           226,215       0.7
Services
---------------------------------------------------------------------------------------------------
Industrial              2,600    Minnesota Mining and Manufacturing
Conglomerates                      Company (3M)                                307,346       1.0
---------------------------------------------------------------------------------------------------
Information             4,300    Automatic Data Processing, Inc.               253,270       0.8
Processing
---------------------------------------------------------------------------------------------------
Insurance              12,400    American International Group, Inc.            984,560       3.1
                        1,700    Marsh & McLennan Companies, Inc.              182,665       0.6
                                                                            -----------------------
                                                                             1,167,225       3.7
---------------------------------------------------------------------------------------------------
Internet                2,800   +Yahoo! Inc.                                    49,672       0.1
---------------------------------------------------------------------------------------------------
Media                   1,300    The New York Times Company (Class A)           56,225       0.2
---------------------------------------------------------------------------------------------------
Medical Equipment       1,600   +Guidant Corporation                            79,680       0.2
---------------------------------------------------------------------------------------------------
Medical Supplies        6,400    Medtronic, Inc.                               327,744       1.0
---------------------------------------------------------------------------------------------------
Medical Technology     19,466    Johnson & Johnson                           1,150,441       3.6
---------------------------------------------------------------------------------------------------
Multiline Retail          200    Family Dollar Stores, Inc.                      5,996       0.0
                        6,000    Target Corporation                            246,300       0.8
                                                                            -----------------------
                                                                               252,296       0.8
---------------------------------------------------------------------------------------------------


             December 31, 2001 (10) Mercury QA Large Cap Growth Fund

                                                                                 In US Dollars
                                                                            -----------------------
                       Shares                                                            Percent of
Industries              Held                  Common Stocks                    Value     Net Assets
---------------------------------------------------------------------------------------------------
UNITED STATES (continued)
===================================================================================================
Pharmaceutical--        8,400    American Home Products Corporation         $  515,424       1.6%
Diversified
---------------------------------------------------------------------------------------------------
Pharmaceuticals         5,200   +Amgen Inc.                                    293,488       0.9
                          700   +Biogen, Inc.                                   40,145       0.1
                       12,500    Bristol-Myers Squibb Company                  637,500       2.0
                        2,850    Cardinal Health, Inc.                         184,281       0.6
                        7,500    Eli Lilly and Company                         589,050       1.9
                       14,700    Merck & Co., Inc.                             864,360       2.7
                       42,500    Pfizer Inc.                                 1,693,625       5.3
                        9,400    Schering-Plough Corporation                   336,614       1.1
                                                                            -----------------------
                                                                             4,639,063      14.6
---------------------------------------------------------------------------------------------------
Restaurants             2,000   +Starbucks Corporation                          38,100       0.1
                        1,100   +Tricon Global Restaurants, Inc.                54,120       0.2
                                                                            -----------------------
                                                                                92,220       0.3
---------------------------------------------------------------------------------------------------
Retail                  1,900   +Bed Bath & Beyond Inc.                         64,410       0.2
                       15,700    The Home Depot, Inc.                          800,857       2.5
                        1,500   +Kohl's Corporation                            105,660       0.3
                          500   +The Kroger Co.                                 10,435       0.0
                       30,100    Wal-Mart Stores, Inc.                       1,732,255       5.5
                        6,500    Walgreen Co.                                  218,790       0.7
                                                                            -----------------------
                                                                             2,932,407       9.2
---------------------------------------------------------------------------------------------------
Semiconductor           5,800   +Applied Materials, Inc.                       232,580       0.7
Equipment &               900   +KLA-Tencor Corporation                         44,604       0.1
Products                8,600    Texas Instruments Incorporated                240,800       0.8
                                                                            -----------------------
                                                                               517,984       1.6
---------------------------------------------------------------------------------------------------
Software               35,000   +Microsoft Corporation                       2,319,450       7.3
                        2,100   +PeopleSoft, Inc.                               84,420       0.3
                                                                            -----------------------
                                                                             2,403,870       7.6
---------------------------------------------------------------------------------------------------
Specialty Retail          500   +AutoZone, Inc.                                 35,900       0.1
                        1,500   +Best Buy Co., Inc.                            111,720       0.3
                        5,200    Lowe's Companies, Inc.                        241,332       0.8
                                                                            -----------------------
                                                                               388,952       1.2
---------------------------------------------------------------------------------------------------
Tobacco                10,300    Philip Morris Companies Inc.                  472,255       1.5
                          700    UST Inc.                                       24,500       0.1
                                                                            -----------------------
                                                                               496,755       1.6
---------------------------------------------------------------------------------------------------


             December 31, 2001 (11) Mercury QA Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                 In US Dollars
                                                                            -----------------------
                       Shares                                                            Percent of
Industries              Held                  Common Stocks                   Value      Net Assets
---------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
===================================================================================================
Wireless                3,800   +Nextel Communications, Inc. (Class A)     $    41,648       0.1%
Communication--         6,300   +Sprint Corp. (PCS Group)                      153,783       0.5
Domestic                                                                   ------------------------
Paging & Cellular                                                              195,431       0.6
---------------------------------------------------------------------------------------------------
                                 Total Common Stocks in the
                                 United States (Cost--$30,643,658)          31,428,513      99.0
---------------------------------------------------------------------------------------------------
                                 Total Investments in Common Stocks
                                 (Cost--$30,814,810)                        31,601,343      99.5
---------------------------------------------------------------------------------------------------

                       Face
                      Amount           Short-Term Securities
---------------------------------------------------------------------------------------------------
Commercial           $214,000    General Electric Capital Corp.,
Paper*                             1.82% due 1/02/2002                         213,989       0.7
---------------------------------------------------------------------------------------------------
                                 Total Investments in Short-Term
                                 Securities (Cost--$213,989)                   213,989       0.7
---------------------------------------------------------------------------------------------------
                                 Total Investments
                                 (Cost--$31,028,799)                        31,815,332     100.2

                                 Liabilities in Excess of Other Assets         (58,416)     (0.2)
                                                                           ------------------------
                                 Net Assets                                $31,756,916     100.0%
                                                                           ========================
---------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+     Non-income producing security.

      See Notes to Financial Statements.


             December 31, 2001 (12) Mercury QA Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001
-------------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$31,028,799)                                 $ 31,815,332
Cash                                                                                          560
Receivables:
  Capital shares sold                                                $    38,096
  Dividends                                                               33,745           71,841
                                                                     -----------
Prepaid registration fees and other assets                                                 75,649
                                                                                     ------------
Total assets                                                                           31,963,382
                                                                                     ------------
-------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Capital shares purchased                                               140,000
  Investment adviser                                                      12,570
  Administrator                                                           10,999
  Distributor                                                                868          164,437
                                                                     -----------
Accrued expenses                                                                           42,029
                                                                                     ------------
Total liabilities                                                                         206,466
                                                                                     ------------
-------------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                           $ 31,756,916
                                                                                     ============
-------------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                      $        468
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                                 1
Class B Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                                12
Class C Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                                 5
Paid-in capital in excess of par                                                       36,586,275
Accumulated realized capital losses on investments--net              $(5,616,378)
Unrealized appreciation on investments--net                              786,533
                                                                     -----------
Total accumulated losses--net                                                          (4,829,845)
                                                                                     ------------
Net assets                                                                           $ 31,756,916
                                                                                     ============
-------------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $30,536,019 and 4,676,763 shares
  outstanding                                                                        $       6.53
                                                                                     ============
Class A--Based on net assets of $90,325 and 13,882 shares
  outstanding                                                                        $       6.51
                                                                                     ============
Class B--Based on net assets of $799,001 and 124,375 shares
  outstanding                                                                        $       6.42
                                                                                     ============
Class C--Based on net assets of $331,571 and 51,583 shares
  outstanding                                                                        $       6.43
                                                                                     ============
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2001 (13) Mercury QA Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
--------------------------------------------------------------------------------
Investment Income:

Dividends                                                           $   212,526
Interest                                                                  1,600
                                                                    -----------
Total income                                                            214,126
                                                                    -----------
--------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $  95,856
Accounting services                                       85,320
Administration fees                                       83,874
Registration fees                                         76,682
Professional fees                                         35,745
Printing and shareholder reports                          26,132
Custodian fees                                            11,004
Account maintenance and distribution fees--Class C         4,744
Account maintenance and distribution fees--Class B         4,705
Directors' fees and expenses                               3,058
Transfer agent fees--Class I                               2,015
Transfer agent fees--Class B                                 185
Transfer agent fees--Class C                                 181
Account maintenance fees--Class A                            175
Pricing fees                                                  91
Transfer agent fees--Class A                                   7
Other                                                     10,130
                                                       ---------
Total expenses before reimbursement                      439,904
Reimbursement of expenses                                (77,631)
                                                       ---------
Total expenses after reimbursement                                      362,273
                                                                    -----------
Investment loss--net                                                   (148,147)
                                                                    -----------
--------------------------------------------------------------------------------

Realized & Unrealized
Gain (Loss) on Investments--Net:

Realized loss on investments--net                                    (5,516,280)
Change in unrealized appreciation/depreciation
  on investments--net                                                 3,917,902
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations                $(1,746,525)
                                                                    ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2001 (14) Mercury QA Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the      For the Period
                                                        Year Ended    June 2, 2000+ to
Increase (Decrease) in Net Assets:                     Dec. 31, 2001   Dec. 31, 2000
--------------------------------------------------------------------------------------
Operations:
Investment loss--net                                   $   (148,147)   $    (59,062)
Realized loss on investments--net                        (5,516,280)        (81,052)
Change in unrealized appreciation/depreciation
  on investments--net                                     3,917,902      (3,131,369)
                                                       ----------------------------
Net decrease in net assets resulting from operations     (1,746,525)     (3,271,483)
                                                       ----------------------------
--------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                     22,270,123      14,404,801
                                                       ----------------------------
--------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                             20,523,598      11,133,318
Beginning of period                                      11,233,318         100,000
                                                       ----------------------------
End of period                                          $ 31,756,916    $ 11,233,318
                                                       ============================
--------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


             December 31, 2001 (15) Mercury QA Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class I
                                             -----------------------------------
                                               For the              For the
                                              Year Ended         Period June 2,
                                             December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $   7.58             $  10.00
                                              -----------------------------
Investment loss--net                              (.04)++              (.04)
Realized and unrealized loss on
  investments--net                               (1.01)               (2.38)
                                              -----------------------------
Total from investment operations                 (1.05)               (2.42)
                                              -----------------------------
Net asset value, end of period                $   6.53             $   7.58
                                              =============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (13.85%)             (24.20%)@
                                              =============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                   1.47%                1.50%*
                                              =============================
Expenses                                         1.79%                3.24%*
                                              =============================
Investment loss--net                             (.57%)               (.99%)*
                                              =============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $ 30,536             $ 10,291
                                              =============================
Portfolio turnover                             109.66%               19.44%
                                              =============================
--------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if available, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (16) Mercury QA Large Cap Growth Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class A
                                             -----------------------------------
                                               For the              For the
                                              Year Ended         Period June 2,
                                             December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $   7.57             $  10.00
                                              -----------------------------
Investment loss--net                              (.06)++              (.06)
Realized and unrealized loss on
  investments--net                               (1.00)               (2.37)
                                              -----------------------------
Total from investment operations                 (1.06)               (2.43)
                                              -----------------------------
Net asset value, end of period                $   6.51             $   7.57
                                              =============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (14.00%)             (24.30%)@
                                              =============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                   1.73%                1.75%*
                                              =============================
Expenses                                         2.05%                3.48%*
                                              =============================
Investment loss--net                             (.86%)              (1.23%)*
                                              =============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $     90             $     30
                                              =============================
Portfolio turnover                             109.66%               19.44%
                                              =============================
--------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if available, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (17) Mercury QA Large Cap Growth Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class B
                                             -----------------------------------
                                               For the              For the
                                              Year Ended         Period June 2,
                                             December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $   7.53             $  10.00
                                              -----------------------------
Investment loss--net                              (.11)++              (.05)
Realized and unrealized loss on
  investments--net                               (1.00)               (2.42)
                                              -----------------------------
Total from investment operations                 (1.11)               (2.47)
                                              -----------------------------
Net asset value, end of period                $   6.42             $   7.53
                                              =============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (14.74%)             (24.70%)@
                                              =============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                   2.51%                2.52%*
                                              =============================
Expenses                                         2.83%                4.25%*
                                              =============================
Investment loss--net                            (1.65%)              (1.97%)*
                                              =============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $    799             $    430
                                              =============================
Portfolio turnover                             109.66%               19.44%
                                              =============================
--------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if available, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (18) Mercury QA Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class C
                                             -----------------------------------
                                               For the              For the
                                              Year Ended         Period June 2,
                                             December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001                2000
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $   7.54             $  10.00
                                              -----------------------------
Investment loss--net                              (.11)++              (.06)
Realized and unrealized loss on
  investments--net                               (1.00)               (2.40)
                                              -----------------------------
Total from investment operations                 (1.11)               (2.46)
                                              -----------------------------
Net asset value, end of period                $   6.43             $   7.54
                                              =============================
--------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (14.72%)             (24.60%)@
                                              =============================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                   2.51%                2.51%*
                                              =============================
Expenses                                         2.84%                4.25%*
                                              =============================
Investment loss--net                            (1.68%)              (1.96%)*
                                              =============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $    332             $    482
                                              =============================
Portfolio turnover                             109.66%               19.44%
                                              =============================
--------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if available, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (19) Mercury QA Large Cap Growth Fund

      NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Growth Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


             December 31, 2001 (20) Mercury QA Large Cap Growth Fund

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.


             December 31, 2001 (21) Mercury QA Large Cap Growth Fund

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $148,147 have been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the year ended December 31, 2001, Mercury Advisors earned fees of $95,856, of which $77,631 was waived.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                  Account           Distribution
                                              Maintenance Fee            Fee
      ==========================================================================
      Class A                                      .25%                  --
      --------------------------------------------------------------------------
      Class B                                      .25%                 .75%
      --------------------------------------------------------------------------
      Class C                                      .25%                 .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co. and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account


             December 31, 2001 (22) Mercury QA Large Cap Growth Fund maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended December 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                     FAMD                 MLPF&S
      ==========================================================================
      Class I                                       $3,718               $28,850
      --------------------------------------------------------------------------
      Class A                                       $  104               $ 1,575
      --------------------------------------------------------------------------

      For the year ended December 31, 2001, MLPF&S received contingent deferred sales charges of $1,007 and $680 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended December 31, 2001, the Fund reimbursed Mercury Advisors an aggregate of $28,362 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $47,002,680 and $25,016,429, respectively.

      Net realized losses for the year ended December 31, 2001, and net unrealized gains as of December 31, 2001 were as follows:

                                                  Realized            Unrealized
                                                   Losses                Gains
      --------------------------------------------------------------------------
      Long-term investments                     $(5,516,280)           $786,533
                                                -------------------------------
      Total                                     $(5,516,280)           $786,533
                                                ===============================
      --------------------------------------------------------------------------

      As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $145,479, of which $2,017,546 related to appreciated securities and


             December 31, 2001 (23) Mercury QA Large Cap Growth Fund

      $2,163,025 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $31,960,811.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $22,270,123 and $14,404,801 for the year ended December 31, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year Ended
      December 31, 2001                            Shares          Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                 5,661,513        $ 37,496,704
      Shares redeemed                            (2,343,110)        (15,666,223)
                                                 ------------------------------
      Net increase                                3,318,403        $ 21,830,481
                                                 ==============================
      --------------------------------------------------------------------------

      Class I Shares for the Period June 2,
      2000+ to December 31, 2000                   Shares          Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                 1,546,773        $ 15,059,452
      Shares redeemed                              (190,913)         (1,749,764)
                                                 ------------------------------
      Net increase                                1,355,860        $ 13,309,688
                                                 ==============================
      --------------------------------------------------------------------------
+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class A Shares for the Year Ended
      December 31, 2001                              Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                    10,427        $     68,643
      Shares redeemed                                  (559)             (3,572)
                                                 ------------------------------
      Net increase                                    9,868        $     65,071
                                                 ==============================
      --------------------------------------------------------------------------

      Class A Shares for the Period June 2,
      2000+ to December 31, 2000                     Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                     5,732        $     57,885
      Shares redeemed                                (4,218)            (42,334)
                                                 ------------------------------
      Net increase                                    1,514        $     15,551
                                                 ==============================
      --------------------------------------------------------------------------
+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


             December 31, 2001 (24) Mercury QA Large Cap Growth Fund

      Class B Shares for the Year Ended
      December 31, 2001                              Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                    73,339        $    480,440
      Shares redeemed                                (6,115)            (38,145)
                                                 ------------------------------
      Net increase                                   67,224        $    442,295
                                                 ==============================
      --------------------------------------------------------------------------

      Class B Shares for the Period June 2,
      2000+ to December 31, 2000                     Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                    56,354        $    520,436
      Shares redeemed                                (1,703)            (15,153)
                                                 ------------------------------
      Net increase                                   54,651        $    505,283
                                                 ==============================
      --------------------------------------------------------------------------
+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Year Ended
      December 31, 2001                              Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                    30,719        $    206,453
      Shares redeemed                               (43,068)           (274,177)
                                                 ------------------------------
      Net decrease                                  (12,349)       $    (67,724)
                                                 ==============================
      --------------------------------------------------------------------------

      Class C Shares for the Period June 2,
      2000+ to December 31, 2000                     Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                    66,463        $    614,633
      Shares redeemed                                (5,031)            (40,354)
                                                 ------------------------------
      Net increase                                   61,432        $    574,279
                                                 ==============================
      --------------------------------------------------------------------------
+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Short-Term Borrowings:

      The Fund, along with certain other funds managed by Mercury Advisors, is a party to a $1,000,000,000 credit agreement, dated December 1, 2000, with Bank One, N. A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended December 31, 2001.


             December 31, 2001 (25) Mercury QA Large Cap Growth Fund

      NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(6)  Distributions to Shareholders:

      As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

      --------------------------------------------------------------------------
      Undistributed ordinary income--net                                   --
      Undistributed long-term capital gains--net                           --
                                                                  -----------
      Total undistributed earnings--net                                    --
      Capital loss carryforward                                   $(2,919,951)*
      Unrealized losses--net                                       (1,909,894)**
                                                                  -----------
      Total accumulated losses--net                               $(4,829,845)
                                                                  ===========
      --------------------------------------------------------------------------
 * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $2,919,951, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.

(7)   Subsequent Event:

      On January 14, 2002, the Corporation's Board of Directors approved a proposal to liquidate the Fund. The Fund is expected to liquidate on or about March 28, 2002.


             December 31, 2001 (26) Mercury QA Large Cap Growth Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Large Cap Growth Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Large Cap Growth Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Large Cap Growth Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 20, 2002


             December 31, 2001 (27) Mercury QA Large Cap Growth Fund

OFFICERS AND DIRECTORS

INTERESTED DIRECTOR
================================================================================================================================
                                                                                                   Number of
                                                                                                 Portfolios in     Other
                             Position(s)     Length                                               Fund Complex     Directorships
                             Held            of Time           Principal Occupation(s)             Overseen by     Held by
Name, Address & Age          with Fund       Served            During Past 5 Years                  Director       Director
--------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*              President and   1999 to present   Chairman, Americas Region               196         None
800 Scudders Mill Road       Director                          since 2001, and Executive Vice
Plainsboro, NJ 08536                                           President since 1983 of Fund
Age: 61                                                        Asset Management ("FAM") and
                                                               Merrill Lynch Investment
                                                               Managers, L.P. ("MLIM");
                                                               President of Merrill Lynch
                                                               Mutual Funds since 1999;
                                                               President of FAM Distributors,
                                                               Inc. ("FAMD") since 1986 and
                                                               Director thereof since 1991;
                                                               Executive Vice President and
                                                               Director of Princeton
                                                               Services, Inc. ("Princeton
                                                               Services") since 1993;
                                                               President of Princeton
                                                               Administrators, L.P. since
                                                               1988; Director of Financial
                                                               Data Services, Inc., since
                                                               1985.
--------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
      Investment Company Act, of the Fund based on his positions as Chairman
      (Americas Region) and Executive Vice President of FAM and MLIM; President
      of FAMD; Executive Vice President of Princeton Services; and President of
      Princeton Administrators, L.P. The Director's term is unlimited.
--------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
====================================================================================================================================
                                                                                                   Number of
                                                                                                 Portfolios in     Other
                             Position(s)     Length                                               Fund Complex     Directorships
                             Held            of Time           Principal Occupation(s)             Overseen by     Held by
Name, Address & Age          with Fund       Served*           During Past 5 Years                  Director       Director
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum               Director        1978 to present   James R. Williston Professor             51         Cambridge
104 Westcliff Road                                             of Investment Management                            Bancorp
Weston, MA 02493                                               Emeritus, Harvard Business
Age: 69                                                        School since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon Hodrick         Director        1999 to present   Professor of Finance and                 51         Junior League
809 Uris Hall                                                  Economics, Graduate School of                       of Central
3022 Broadway                                                  Business, Columbia University                       Westchester
New York, NY 10027                                             since 1998; Associate
Age: 39                                                        Professor of Finance and
                                                               Economics, Graduate School of
                                                               Business, Columbia University
                                                               from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B. Swensrud          Director        1983 to present   Chairman, Fernwood Advisors              90         Dana Farber
88 Broad Street, 2nd Floor                                     since 1996.                                         Cancer Institute;
Boston, MA 02110                                                                                                   Federation For
Age: 68                                                                                                            American Immi-
                                                                                                                   gration Reform
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton           Director        1977 to present   Managing Partner of the Witt             51         Tampa Bay
Suite 3405, One Tampa                                          Touchton Company since 1972.                        History Center
  City Center
201 North Franklin Street
Tampa, FL 33062
Age: 63
------------------------------------------------------------------------------------------------------------------------------------


         December 31, 2001 (28) & (29) Mercury QA Large Cap Growth Fund

OFFICERS AND DIRECTORS (CONCLUDED)

INDEPENDENT DIRECTORS (concluded)
===================================================================================================================================
                                                                                                   Number of
                                                                                                 Portfolios in     Other
                             Position(s)     Length                                               Fund Complex     Directorships
                             Held            of Time           Principal Occupation(s)             Overseen by     Held by
Name, Address & Age          with Fund       Served*           During Past 5 Years                  Director       Director
-----------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss                Director        1999 to present   Managing Director of FGW                 51         Watson Pharma-
16450 Maddalena Place                                          Associates since 1997; Vice                         ceuticals, Inc.;
Delray Beach, FL 33446                                         President, Planning Investment                      BTG Inter-
Age: 60                                                        and Development of Warner                           national PLC;
                                                               Lambert Co. from 1979 to 1997.                      Michael J. Fox
                                                                                                                   Foundation
                                                                                                                   for Parkinson's
                                                                                                                   Research
-----------------------------------------------------------------------------------------------------------------------------------
*     The Director's term is unlimited.
-----------------------------------------------------------------------------------------------------------------------------------

FUND OFFICERS
================================================================================================================================
                             Position(s) Held   Length of
Name, Address & Age          with Fund          Time Served       Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke              Vice President     Vice President    First Vice President of FAM and MLIM since 1997 and the
P.O. Box 9011                and Treasurer      since 1999 and    Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011                        Treasurer since   Treasurer of Princeton Services since 1999; Vice President
Age: 41                                         1999              of FAMD since 1999; Vice President of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
--------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.          Senior Vice        2000 to present   President of FAM and MLIM since 2001; Co-Head (Americas
P.O. Box 9011                President                            Region) of FAM and MLIM from 2000 to 2002; Director of
Princeton, NJ 08543-9011                                          Princeton Services since 1999; Chief Investment Officer of
Age: 47                                                           Oppenheimer Funds, Inc. in 1999 and Executive Vice President
                                                                  thereof from 1991 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Philip Green                 Senior Vice        1999 to present   Senior Vice President of the Investment Adviser and certain
P.O. Box 9011                President                            of its affiliates since 1999; Managing Director and
Princeton, NJ 08543-9011                                          Portfolio Manager of Global Institutional Services at
Age: 37                                                           Bankers Trust from 1997 to 1999; Vice President of
                                                                  Quantitative Equities at Bankers Trust in 1996; Vice
                                                                  President of Asset Allocations Strategies at Bankers Trust
                                                                  from 1994 to 1996; Vice President of Foreign Exchange and
                                                                  Currency Overlay Strategies at Bankers Trust from 1988 to
                                                                  1999.
--------------------------------------------------------------------------------------------------------------------------------
Frank Salerno                Senior Vice        1999 to present   Chief Operating Officer, Institutional for MLIM (Americas
P.O. Box 9011                President                            Region); First Vice President of the Investment Adviser and
Princeton, NJ 08543-9011                                          certain of its affiliates since 1999; Managing Director and
Age: 41                                                           Chief Investment Officer of Structured Investments at
                                                                  Bankers Trust from 1995 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Sidney Hoots                 Senior Vice        1999 to present   Senior Vice President of the Investment Adviser and certain
P.O. Box 9011                President                            of its affiliates since 1999; Managing Director of Global
Princeton, NJ 08543-9011                                          Institutional Services at Bankers Trust from 1992 to 1999.
Age: 40
--------------------------------------------------------------------------------------------------------------------------------
Ira P. Shapiro               Secretary          1999 to present   First Vice President of the Investment Adviser and certain
P.O. Box 9011                                                     of its affiliates since 1998; Director (Legal Advisory) of
Princeton, NJ 08543-9011                                          the Investment Adviser and certain of its affiliates from
Age: 38                                                           1996 to 1997; Attorney with the Investment Adviser and
                                                                  certain of its affiliates from 1993 to 1997.
--------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2260.


         December 31, 2001 (30) & (31) Mercury QA Large Cap Growth Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED           ALTERNATIVE        INSTITUTIONAL
      FUNDS             ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Growth Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          #MERCQAGR--12/01